                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21534

               RIVERSOURCE VARIABLE PORTFOLIO SELECT SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                                                                     FINAL DRAFT

                               PORTFOLIO HOLDINGS
                                       FOR
                        RIVERSOURCE VARIABLE PORTFOLIO --
                       CORE EQUITY FUND AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (105.0%)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
AEROSPACE & DEFENSE (4.0%)
Boeing                                                 55,540       $  4,938,062
DRS Technologies                                        3,849            200,802
General Dynamics                                        5,946            454,274
Goodrich                                               22,536          1,160,153
Honeywell Intl                                         81,094          3,735,190
L-3 Communications Holdings                             9,488            829,915
Lockheed Martin                                        15,568          1,510,407
Northrop Grumman                                       12,048            894,203
United Technologies                                    23,076          1,499,940
                                                                    ------------
Total                                                                 15,222,946
                                                                    ------------
AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                              3,461            242,616
                                                                    ------------
AIRLINES (--%)
UAL                                                     3,226(b)         123,136
                                                                    ------------
AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                  1,926(b)          60,072
Johnson Controls                                        2,116            200,216
                                                                    ------------
Total                                                                    260,288
                                                                    ------------
AUTOMOBILES (0.1%)
Ford Motor                                             20,499            161,737
General Motors                                          6,138            188,068
                                                                    ------------
Total                                                                    349,805
                                                                    ------------
BEVERAGES (2.1%)
Anheuser-Busch Companies                               21,759          1,097,959
Brown-Forman Cl B                                         915             59,987
Coca-Cola                                              44,818          2,151,264
Coca-Cola Enterprises                                   3,010             60,953
Constellation Brands Cl A                              14,023(b)         297,007
Molson Coors Brewing Cl B                                 532             50,338
Pepsi Bottling Group                                    1,487             47,420
PepsiCo                                                65,672          4,174,113
                                                                    ------------
Total                                                                  7,939,041
                                                                    ------------

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
BIOTECHNOLOGY (2.2%)
Amgen                                                  60,254(b)    $  3,366,993
Biogen Idec                                            34,012(b)       1,509,453
Genentech                                              37,182(b)       3,053,385
Gilead Sciences                                         5,981(b)         457,547
MedImmune                                               3,317(b)         120,706
                                                                    ------------
Total                                                                  8,508,084
                                                                    ------------
BUILDING PRODUCTS (0.1%)
Masco                                                  14,047            384,888
                                                                    ------------
CAPITAL MARKETS (3.6%)
Bank of New York                                       17,068            692,107
Bear Stearns Companies                                  1,273            191,396
Charles Schwab                                          8,660            158,391
Fortress Investment Group LLC Cl A                     18,799            539,155
Franklin Resources                                     11,629          1,405,132
Goldman Sachs Group                                     6,628          1,369,544
KKR Private Equity Investors LP Unit                   72,126(f)       1,749,056
Lehman Brothers Holdings                               27,510          1,927,626
Merrill Lynch & Co                                     26,312          2,148,901
Morgan Stanley                                         31,199          2,457,233
State Street                                           14,392            931,882
                                                                    ------------
Total                                                                 13,570,423
                                                                    ------------
CHEMICALS (1.1%)
Air Products & Chemicals                                2,414            178,539
Ashland                                                 2,725            178,760
Dow Chemical                                           33,323          1,528,194
Eastman Chemical                                        6,665            422,094
Ecolab                                                  1,930             82,990
EI du Pont de Nemours & Co                             17,169            848,664
Hercules                                                1,232(b)          24,073
Intl Flavors & Fragrances                                 843             39,806
Monsanto                                                5,882            323,275
PPG Inds                                                1,853            130,284
Praxair                                                 3,504            220,612
Rohm & Haas                                             1,541             79,701
Sigma-Aldrich                                           1,431             59,415
                                                                    ------------
Total                                                                  4,116,407
                                                                    ------------

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
COMMERCIAL BANKS (2.5%)
BB&T                                                    5,823       $    238,859
Comerica                                                1,709            101,036
Commerce Bancorp                                        2,057             68,663
Compass Bancshares                                      1,402             96,458
Fifth Third Bancorp                                     9,603            371,540
First Horizon Natl                                      1,338             55,567
Huntington Bancshares                                   2,557             55,870
M&T Bank                                                  842             97,529
Natl City                                               6,271            233,595
PNC Financial Services Group                           10,468            753,382
Regions Financial                                       7,849            277,619
SunTrust Banks                                          3,849            319,621
US Bancorp                                             47,511          1,661,460
Wachovia                                               48,285          2,658,090
Wells Fargo & Co                                       75,817          2,610,379
Zions Bancorporation                                    1,162             98,212
                                                                    ------------
Total                                                                  9,697,880
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                       2,759(b)          34,736
Avery Dennison                                          2,111            135,653
Cintas                                                  1,467             52,959
Robert Half Intl                                        1,818             67,284
Waste Management                                        5,806            199,784
                                                                    ------------
Total                                                                    490,416
                                                                    ------------
COMMUNICATIONS EQUIPMENT (5.3%)
ADTRAN                                                  2,639             64,260
Alcatel-Lucent                                          2,593(c)          30,516
Alcatel-Lucent ADR                                     87,332(c)       1,032,264
Cisco Systems                                         153,641(b)       3,922,455
Corning                                                 4,940(b)         112,336
JDS Uniphase                                           59,082(b)         899,819
Juniper Networks                                        5,290(b)         104,107
Motorola                                               24,002            424,115
Nokia ADR                                             104,581(c)       2,396,997
QUALCOMM                                              206,924          8,827,377
Telefonaktiebolaget LM Ericsson ADR                    55,382(c)       2,054,118
Tellabs                                                18,437(b)         182,526
                                                                    ------------
Total                                                                 20,050,890
                                                                    ------------

See accompanying notes to investments in securities


1 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31,2007

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
COMPUTERS & PERIPHERALS (3.1%)
Apple                                                  24,944(b)    $  2,317,547
Brocade Communications Systems                          5,102(b)          48,571
Dell                                                   32,379(b)         751,517
EMC                                                    10,177(b)         140,951
Hewlett-Packard                                       106,089          4,258,412
Intl Business Machines                                 35,591          3,354,808
SanDisk                                                19,287(b)         844,771
                                                                    ------------
Total                                                                 11,716,577
                                                                    ------------
CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                        1,019            118,693
                                                                    ------------
CONSUMER FINANCE (0.8%)
American Express                                       23,248          1,311,187
Capital One Financial                                  22,736          1,715,658
SLM                                                     4,443            181,719
                                                                    ------------
Total                                                                  3,208,564
                                                                    ------------
CONTAINERS & PACKAGING (0.2%)
Ball                                                    1,214             55,662
Bemis                                                   1,138             37,998
Pactiv                                                  1,444(b)          48,721
Sealed Air                                              1,888             59,661
Temple-Inland                                           7,914            472,781
                                                                    ------------
Total                                                                    674,823
                                                                    ------------
DISTRIBUTORS (--%)
Genuine Parts                                           1,849             90,601
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                       1,519(b)          66,684
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (5.3%)
Bank of America                                       144,563          7,375,604
Chicago Mercantile Exchange Holdings Cl A                 376            200,205
CIT Group                                               2,156            114,096
Citigroup                                             149,752          7,688,267
Consumer Discretionary Select Sector SPDR Fund          3,466            131,604
Consumer Staples Select Sector SPDR Fund                1,900             50,464
Financial Select Sector SPDR Fund                      10,605            377,008
IntercontinentalExchange                                  213(b)          26,031
JPMorgan Chase & Co                                    85,937          4,157,632
Materials Select Sector SPDR Trust                      3,008            114,124
Moody's                                                 2,555            158,563
                                                                    ------------
Total                                                                 20,393,598
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
AT&T                                                  195,649          7,714,439
Chunghwa Telecom ADR                                    2,914(c)          58,047
Citizens Communications                                12,275            183,511
COLT Telecom Group                                     93,346(b,c)       326,929
Embarq                                                 18,638          1,050,251
France Telecom                                         22,629(c)         597,609
Qwest Communications Intl                             235,185(b)       2,114,313
Verizon Communications                                 63,954          2,425,136
Windstream                                             23,175            340,441
                                                                    ------------
Total                                                                 14,810,676
                                                                    ------------

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                        1,795(b)    $     88,206
American Electric Power                                 4,420            215,475
Duke Energy                                            13,654            277,040
Edison Intl                                             3,655            179,570
Entergy                                                13,623          1,429,325
Exelon                                                 28,466          1,955,899
FirstEnergy                                             3,514            232,767
FPL Group                                               8,839            540,682
Pinnacle West Capital                                   1,073             51,772
PPL                                                    14,650            599,185
Progress Energy                                         2,786            140,526
Southern                                               34,934          1,280,331
                                                                    ------------
Total                                                                  6,990,778
                                                                    ------------
ELECTRICAL EQUIPMENT (0.2%)
Cooper Inds Cl A                                        1,916             86,201
Emerson Electric                                       17,328            746,663
Rockwell Automation                                     1,749            104,713
                                                                    ------------
Total                                                                    937,577
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                                            7,534            498,223
BJ Services                                             1,658             46,258
Cameron Intl                                            5,797(b)         363,994
Halliburton                                            12,788            405,891
Natl Oilwell Varco                                      4,546(b)         353,633
Noble                                                   3,963            311,809
Pride Intl                                              8,429(b)         253,713
Transocean                                              2,700(b)         220,590
Weatherford Intl                                       17,472(b)         787,988
                                                                    ------------
Total                                                                  3,242,099
                                                                    ------------
FOOD & STAPLES RETAILING (1.2%)
Costco Wholesale                                        8,881            478,153
CVS/Caremark                                           53,858          1,838,720
Safeway                                                19,180            702,755
SYSCO                                                   6,677            225,883
Wal-Mart Stores                                        26,927          1,264,223
Whole Foods Market                                      1,644             73,733
                                                                    ------------
Total                                                                  4,583,467
                                                                    ------------
FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                                  7,137            261,928
Campbell Soup                                           9,949            387,514
ConAgra Foods                                           5,495            136,880
Dean Foods                                              1,453             67,913
General Mills                                           8,943            520,661
Groupe Danone                                             585(c)          95,571
Hershey                                                 1,944            106,259
HJ Heinz                                                3,550            167,276
Kellogg                                                31,392          1,614,492
McCormick & Co                                          1,420             54,698
Sara Lee                                                8,109            137,204
WM Wrigley Jr                                           2,460            125,288
                                                                    ------------
Total                                                                  3,675,684
                                                                    ------------
GAS UTILITIES (0.1%)
Nicor                                                     481             23,290
ONEOK                                                   9,977            448,965
Questar                                                   961             85,731
                                                                    ------------
Total                                                                    557,986
                                                                    ------------

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb                                           5,595       $    286,240
Boston Scientific                                     226,806(b)       3,297,758
Cooper Companies                                        5,796            281,802
Medtronic                                              29,279          1,436,428
St.Jude Medical                                         2,275(b)          85,563
Stryker                                                 4,356            288,890
Zimmer Holdings                                         7,234(b)         617,856
                                                                    ------------
Total                                                                  6,294,537
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                                  19,698            862,575
Cardinal Health                                        45,629          3,328,636
CIGNA                                                   3,981            567,929
Coventry Health Care                                    1,722(b)          96,518
Express Scripts                                         1,463(b)         118,093
Humana                                                 12,237(b)         709,991
Laboratory Corp of America Holdings                     1,355(b)          98,414
Manor Care                                                863             46,913
McKesson                                               28,429          1,664,234
Patterson Companies                                     1,501(b)          53,270
Quest Diagnostics                                       1,725             86,026
Tenet Healthcare                                        5,092(b)          32,742
UnitedHealth Group                                     48,220          2,554,213
                                                                    ------------
Total                                                                 10,219,554
                                                                    ------------
HEALTH CARE TECHNOLOGY (--%)
IMS Health                                              2,144             63,591
                                                                    ------------
HOTELS,RESTAURANTS & LEISURE (1.2%)
Carnival Unit                                           6,176            289,407
Chipotle Mexican Grill Cl A                             1,270(b)          78,867
Chipotle Mexican Grill Cl B                               446(b)          25,600
Harrah's Entertainment                                 11,488            970,162
Intl Game Technology                                    4,610            186,152
Marriott Intl Cl A                                     21,432          1,049,311
McDonald's                                             16,475            742,199
Orient-Express Hotels Series A 2,049(c)               122,571
Penn Natl Gaming                                        1,467(b)          62,230
Pinnacle Entertainment                                 33,683(b)         979,165
Royal Caribbean Cruises                                 1,890             79,682
Starbucks                                               3,792(b)         118,917
Yum! Brands                                               906             52,331
                                                                    ------------
Total                                                                  4,756,594
                                                                    ------------
HOUSEHOLD DURABLES (1.2%)
DR Horton                                              28,395            624,690
Fortune Brands                                          1,643            129,501
Harman Intl Inds                                       27,110          2,604,729
Hovnanian Enterprises Cl A                              9,007(b)         226,616
Leggett & Platt                                         1,928             43,708
Lennar Cl A                                             6,122            258,410
Meritage Homes                                          2,886(b)          92,698
Newell Rubbermaid                                       3,010             93,581
NVR                                                       210(b)         139,650
Snap-On                                                   634             30,495
Standard-Pacific                                        8,957            186,933
Stanley Works                                             970             53,699
WCI Communities                                         1,623(b)          34,635
Whirlpool                                                 911             77,353
                                                                    ------------
Total                                                                  4,596,698
                                                                    ------------

See accompanying notes to investments in securities


2 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31,2007

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                  1,641       $    104,515
Colgate-Palmolive                                      38,405          2,565,070
Kimberly-Clark                                          4,977            340,875
Procter & Gamble                                       92,043          5,813,436
Spectrum Brands                                        93,104(b)         589,348
                                                                    ------------
Total                                                                  9,413,244
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   (0.2%)
AES                                                     7,215(b)         155,267
Constellation Energy Group                              2,015            175,204
Dynegy Cl A                                             4,177(b)          38,679
TXU                                                     4,988            319,731
                                                                    ------------
Total                                                                    688,881
                                                                    ------------
INDUSTRIAL CONGLOMERATES (2.7%)
3M                                                     12,775            976,393
General Electric                                      237,291          8,390,610
Tyco Intl                                              30,468(c)         961,265
                                                                    ------------
Total                                                                 10,328,268
                                                                    ------------
INSURANCE (5.0%)
ACE                                                    39,036(c)       2,227,394
AFLAC                                                  34,160          1,607,570
American Intl Group                                   101,362          6,813,554
Aon                                                    12,440            472,222
Arch Capital Group                                      3,272(b,c)       223,183
Aspen Insurance Holdings                                5,595(c)         146,645
Chubb                                                  10,265            530,393
Endurance Specialty Holdings                            4,173(c)         149,143
Hartford Financial Services Group                      27,727          2,650,147
Lincoln Natl                                              603             40,877
Max Re Capital                                          8,371(c)         213,293
MetLife                                                11,028            696,418
Principal Financial Group                                 618             37,000
Prudential Financial                                   31,998          2,888,139
XL Capital Cl A                                         4,572(c)         319,857
                                                                    ------------
Total                                                                 19,015,835
                                                                    ------------
INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                              2,346(b)          93,347
IAC/InterActiveCorp                                     1,888(b)          71,196
Liberty Media - Interactive Cl A                       18,930(b,e)       450,913
                                                                    ------------
Total                                                                    615,456
                                                                    ------------
INTERNET SOFTWARE & SERVICES (1.9%)
eBay                                                   37,955(b)       1,258,208
Google Cl A                                            11,603(b)       5,316,031
VeriSign                                               10,075(b)         253,084
Yahoo!                                                 13,527(b)         423,260
                                                                    ------------
Total                                                                  7,250,583
                                                                    ------------
IT SERVICES (1.4%)
Accenture Cl A                                          2,544(c)          98,046
Affiliated Computer Services Cl A                      11,195(b)         659,162
Automatic Data Processing                              17,903            866,505
Cognizant Technology Solutions Cl A                     2,270(b)         200,373
Computer Sciences                                       1,154(b)          60,158
Electronic Data Systems                                13,883            384,281

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
IT SERVICES (CONT.)
Fidelity Natl Information Services                      1,660       $     75,464
First Data                                             83,613          2,249,189
Fiserv                                                     20(b)           1,061
HCL Technologies                                       31,006(c)         207,872
Ness Technologies                                       6,148(b,c)        78,571
Paychex                                                 2,080             78,770
Satyam Computer Services ADR                            4,805(c)         109,074
Unisys                                                  3,791(b)          31,958
Western Union                                           3,266             71,689
                                                                    ------------
Total                                                                  5,172,173
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                           3,120             70,387
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                            13,852            335,495
                                                                    ------------
MACHINERY (1.5%)
Caterpillar                                            29,952          2,007,683
Danaher                                                 2,567            183,412
Deere & Co                                              9,422          1,023,606
Dover                                                   2,305            112,507
Flowserve                                              21,327          1,219,691
Illinois Tool Works                                     3,437            177,349
Ingersoll-Rand Cl A                                     3,841(c)         166,584
ITT                                                     4,113            248,096
Navistar Intl                                             686(b)          31,385
Parker Hannifin                                         7,775            671,060
                                                                    ------------
Total                                                                  5,841,373
                                                                    ------------
MEDIA (8.6%)
CBS Cl B                                                  299              9,146
Charter Communications Cl A                           141,431(b)         394,592
Clear Channel Communications                            2,600             91,104
Comcast Cl A                                           68,066(b)       1,766,313
Comcast Special Cl A                                   19,012(b)         484,236
EchoStar Communications Cl A                            5,344(b)         232,090
Idearc                                                    769             26,992
ITV                                                   297,719(c)         638,514
Liberty Global Cl A                                     8,421(b)         277,304
Liberty Global Series C                                11,956(b)         366,332
Liberty Media - Capital Series A                        1,411(b,e)       156,042
McGraw-Hill Companies                                   1,303             81,933
News Corp Cl A                                        193,027          4,462,785
RH Donnelley                                            3,827            271,296
Time Warner                                           104,113          2,053,108
Time Warner Cable Cl A                                  3,719(b)         139,351
Viacom Cl B                                            34,613(b)       1,422,940
Virgin Media                                          514,176(d)      12,982,945
Vivendi                                                71,938(c)       2,923,227
Walt Disney                                            28,515            981,771
WorldSpace Cl A                                        16,896(b)          60,488
XM Satellite Radio Holdings Cl A                      203,958(b,d)     2,635,137
                                                                    ------------
Total                                                                 32,457,646
                                                                    ------------

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
METALS & MINING (1.0%)
Alcan                                                   2,397(c)    $    125,123
Alcoa                                                  21,798            738,952
Allegheny Technologies                                  1,086            115,865
Coeur d'Alene Mines                                   168,484(b)         692,469
Freeport-McMoRan Copper & Gold                          3,618            239,457
Gold Fields ADR                                        11,518(c)         212,853
Kinross Gold                                           17,661(b,c)       243,545
Newmont Mining                                         28,995          1,217,501
Nucor                                                   3,242            211,151
                                                                    ------------
Total                                                                  3,796,916
                                                                    ------------
MULTILINE RETAIL (1.0%)
Family Dollar Stores                                    9,379            277,806
Federated Department Stores                            13,660            615,383
JC Penney                                               8,189            672,808
Kohl's                                                  2,904(b)         222,475
Target                                                 36,771          2,179,050
                                                                    ------------
Total                                                                  3,967,522
                                                                    ------------
MULTI-UTILITIES (0.9%)
Ameren                                                  2,240            112,672
CenterPoint Energy                                      3,335             59,830
CMS Energy                                              2,416             43,005
Consolidated Edison                                     2,959            151,087
Dominion Resources                                     17,648          1,566,613
DTE Energy                                              1,953             93,549
Integrys Energy Group                                     800             44,408
KeySpan                                                 1,882             77,444
NiSource                                                2,937             71,780
PG&E                                                    3,905            188,494
Public Service Enterprise Group                         2,767            229,772
Sempra Energy                                           2,833            172,841
TECO Energy                                             2,272             39,101
Xcel Energy                                            19,946            492,467
                                                                    ------------
Total                                                                  3,343,063
                                                                    ------------
OIL,GAS & CONSUMABLE FUELS (8.3%)
Anadarko Petroleum                                      6,941            298,324
BP ADR                                                  5,776(c)         373,996
Canadian Natural Resources                              1,079(c)          59,550
Chesapeake Energy                                      12,727            393,010
Chevron                                                75,283          5,567,930
ConocoPhillips                                         35,039          2,394,916
CONSOL Energy                                           2,048             80,138
Devon Energy                                            6,445            446,123
El Paso                                                 7,208            104,300
Exxon Mobil                                           179,619         13,552,253
Kinder Morgan                                           1,193            126,995
Occidental Petroleum                                   13,623            671,750
Peabody Energy                                          2,861            115,127
Petroleo Brasileiro ADR                                   664(c)          66,075
Royal Dutch Shell ADR                                   3,470(c)         230,061
Ship Finance Intl                                       8,820(c)         241,933
Spectra Energy                                          6,660            174,958
Sunoco                                                  6,568            462,650
Total                                                  51,308(c)       3,594,807
Valero Energy                                          33,552          2,163,768
Williams Companies                                      6,332            180,209
XTO Energy                                              8,048            441,111
                                                                    ------------
Total                                                                 31,739,984
                                                                    ------------

See accompanying notes to investments in securities.


3 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31,2007

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
PAPER & FOREST PRODUCTS (0.5%)
Bowater                                                 7,983       $    190,155
Intl Paper                                             18,891            687,632
MeadWestvaco                                            1,951             60,169
Weyerhaeuser                                           12,025            898,749
                                                                    ------------
Total                                                                  1,836,705
                                                                    ------------
PERSONAL PRODUCTS (0.1%)
Avon Products                                           4,827            179,854
Estee Lauder Companies Cl A                             1,383             67,560
                                                                    ------------
Total                                                                    247,414
                                                                    ------------
PHARMACEUTICALS (7.4%)
AstraZeneca                                            48,523(c)       2,610,257
Bristol-Myers Squibb                                  114,148          3,168,748
Eli Lilly & Co                                         53,991          2,899,857
GlaxoSmithKline ADR                                     4,921(c)         271,934
Johnson & Johnson                                      38,905          2,344,415
Merck & Co                                            129,233          5,708,222
Novartis ADR                                            4,868(c)         265,939
Pfizer                                                309,374          7,814,788
Roche Holding                                             792(c)         140,148
Schering-Plough                                        78,763          2,009,244
Teva Pharmaceutical Inds ADR                            7,976(c)         298,542
Watson Pharmaceuticals                                 11,861(b)         313,486
Wyeth                                                   8,161            408,295
                                                                    ------------
Total                                                                 28,253,875
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Annaly Capital Management                               4,594             71,115
Apartment Investment & Management Cl A                  6,296            363,216
Archstone-Smith Trust                                   2,403            130,435
AvalonBay Communities                                     856            111,280
Boston Properties                                       1,267            148,746
Equity Residential                                      3,264            157,423
HomeBanc                                               39,611            138,242
Kimco Realty                                            2,483            121,021
Plum Creek Timber                                       1,921             75,726
ProLogis                                                2,685            174,337
Public Storage                                          1,316            124,586
Simon Property Group                                      465             51,731
Vornado Realty Trust                                    1,459            174,117
                                                                    ------------
Total                                                                  1,841,975
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                             2,057(b)          70,308
                                                                    ------------
ROAD & RAIL (0.1%)
Avis Budget Group                                         354(b)           9,671
CSX                                                     5,682            227,564
Norfolk Southern                                        4,245            214,797
                                                                    ------------
Total                                                                    452,032
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Agere Systems                                          26,021(b)         588,595
Atmel                                                 244,625(b)       1,230,465
Broadcom Cl A                                          10,834(b)         347,446
Cypress Semiconductor                                  23,835(b)         442,139
Intel                                                  64,157          1,227,324
Linear Technology                                       4,241            133,973
LSI Logic                                              69,482(b)         725,392

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Maxim Integrated Products                               5,307       $    156,026
PMC-Sierra                                             12,922(b)          90,583
Silicon Laboratories                                      917(b)          27,437
Spansion Cl A                                          91,006(b)       1,109,363
Texas Instruments                                      18,943            570,184
United Microelectronics ADR                            26,896(c)          85,529
Xilinx                                                  5,084            130,811
                                                                    ------------
Total                                                                  6,865,267
                                                                    ------------
SOFTWARE (3.0%)
Adobe Systems                                          18,811(b)         784,419
Business Objects ADR                                   19,403(b,c)       702,195
Cadence Design Systems                                 13,765(b)         289,891
Citrix Systems                                          8,779(b)         281,191
Compuware                                              22,550(b)         214,000
Electronic Arts                                         1,610(b)          81,080
McAfee                                                  2,981(b)          86,687
Microsoft                                             249,083          6,941,942
Oracle                                                 52,942(b)         959,838
Quest Software                                          4,588(b)          74,647
Salesforce.com                                          4,080(b)         174,706
Symantec                                               54,866(b)         949,182
TIBCO Software                                          4,991(b)          42,523
                                                                    ------------
Total                                                                 11,582,301
                                                                    ------------
SPECIALTY RETAIL (1.2%)
AutoNation                                              1,623(b)          34,473
AutoZone                                                  546(b)          69,964
Bed Bath & Beyond                                       1,604(b)          64,433
Best Buy                                                4,850            236,292
Home Depot                                             20,870            766,764
Limited Brands                                         21,826            568,786
Lowe's Companies                                       37,303          1,174,671
Office Depot                                            3,021(b)         106,158
OfficeMax                                                 853             44,987
RadioShack                                              1,474             39,842
Sherwin-Williams                                        1,214             80,173
Staples                                                 7,842            202,637
TJX Companies                                          48,766          1,314,731
                                                                    ------------
Total                                                                  4,703,911
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                     1,196             36,753
Liz Claiborne                                           1,112             47,649
Nike Cl B                                               2,040            216,770
Polo Ralph Lauren                                         670             59,061
VF                                                        995             82,207
                                                                    ------------
Total                                                                    442,440
                                                                    ------------
THRIFTS & MORTGAGE FINANCE (1.8%)
Countrywide Financial                                 109,829          3,694,648
Fannie Mae                                             29,471          1,608,527
Freddie Mac                                            24,403          1,451,734
                                                                    ------------
Total                                                                  6,754,909
                                                                    ------------
TOBACCO (2.1%)
Altria Group                                           89,104          7,824,223
Reynolds American                                       1,862            116,207
UST                                                     1,730            100,305
                                                                    ------------
Total                                                                  8,040,735
                                                                    ------------

COMMON STOCKS (CONT.)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
WIRELESS TELECOMMUNICATION SERVICES (4.7%)
ALLTEL                                                 75,166       $  4,660,292
Hutchison Telecommunications Intl                     432,431(b,c)       876,740
Millicom Intl Cellular                                  7,076(b,c)       554,475
Orascom Telecom Holding GDR                            13,698(c)         931,464
Sprint Nextel                                         269,602          5,111,654
Vodafone Group                                      1,756,029(c)       4,681,749
Vodafone Group ADR                                     40,953(c)       1,099,998
                                                                    ------------
Total                                                                 17,916,372
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost: $357,463,996)                                             $401,000,671
                                                                    ------------

OPTIONS PURCHASED (0.3%)

                                              EXERCISE   EXPIRATION
ISSUER                            CONTRACTS    PRICE       DATE        VALUE(A)
------                            ---------   --------   ----------   ----------
CALLS
ALLTEL                                211      $ 65.00   April 2007   $   10,550
QUALCOMM                               42        50.00    Jan. 2008       11,445
Virgin Media                        1,342        27.50    June 2007       90,585
Virgin Media                          447        27.50    Jan. 2008       91,635

PUTS
Mini Nasdaq 100 Index                 462       177.50    June 2007      235,620
Nasdaq 100 Trust Series 1           2,214        44.00    June 2007      322,137
Oil Service Sector Index               25       215.00   Sept. 2007       35,250
XM Satellite Radio Holdings Cl A    1,702        15.00    Jan. 2008      506,345
                                                                      ----------
TOTAL OPTIONS PURCHASED
   (Cost: $1,472,355)                                                 $1,303,567
                                                                      ----------

MONEY MARKET FUND (2.3%)

ISSUER                                               SHARES           VALUE(A)
------                                             ----------       ------------
RiverSource Short-Term Cash Fund                    8,950,804(g)    $  8,950,804
                                                                    ------------
TOTAL MONEY MARKET FUND
   (Cost: $8,950,804)                                               $  8,950,804
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost: $367,887,155)(h)                                          $411,255,042
                                                                    ============

See accompanying notes to investments in securities.


4 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIOHOLDINGS AT MARCH 31,2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 8.6% of net assets.

(d) At March 31, 2007, securities valued at $5,587,534 were held to cover open call options written as follows:

                                                EXERCISE   EXPIRATION
ISSUER                              CONTRACTS     PRICE       DATE      VALUE(A)
------                              ---------   --------   ----------   --------
Virgin Media                          1,342      $30.00     June 2007   $ 23,485
Virgin Media                            447       30.00     Jan. 2008     52,523
XM Satellite Radio Holdings Cl A      1,702       20.00     Jan. 2008     63,825
                                                                        --------
Total value                                                             $139,833
                                                                        --------

At March 31, 2007, cash or short-term securities were designated to cover open put options written as follows:

                                                EXERCISE   EXPIRATION
ISSUER                              CONTRACTS     PRICE       DATE      VALUE(A)
------                              ---------   --------   ----------   --------
XM Satellite Radio Holdings Cl A      1,702      $12.50     Jan. 2008   $268,065

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                  ACQUISITION
SECURITY                                             DATES              COST
--------                                    ----------------------   ----------
KKR Private Equity Investors LP Unit        05-01-06 thru 12-14-06   $1,635,992

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $367,887,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $49,403,000
Unrealized depreciation                                              (6,035,000)
Net unrealized appreciation                                         $43,368,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


5 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIOHOLDINGS AT MARCH 31,2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Variable Portfolio Select Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date May 30, 2007